STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

December 2, 2008

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

              Re: Delaware Group Government Fund (the “Registrant”)
                    File Nos. 811-04304; 002-97889
                    Rule 497(j) Filing

Ladies and Gentlemen:

               Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 36 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on November 26, 2008.

               Please direct any questions or comments relating to this certification to me at (215) 564-8099.

       Very truly yours,

                    /s/ Jonathan M. Kopcsik
               Jonathan M. Kopcsik

cc: Michael E. Dresnin, Esquire
     Bruce G. Leto, Esquire